Pay vs Performance Disclosure	6 Months Ended		12 Months Ended
	Dec. 31, 2020	Jun. 23, 2020	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

							Value of Initial Fixed $100 Investment Based On:
(a) Year (1)	(b) Summary Compen-sation Table Total for Current CEO ($)(2)	(b) Summary Compen-sation Table Total for Prior CEO ($)(2)	(c) Compen-sation Actually Paid to Current CEO ($)(3)	(c) Compen-sation Actually Paid to Prior CEO ($)(3)	(d) Average Summary Compen-sation Table Total for Non-CEO NEOs ($)(4)	(e) Average Compen-sation Actually Paid to Non-CEO NEOs ($)(3)(4)	(f) Total Stockholder Return ($)(5)	(g) Peer Group Total Stockholder Return ($)(5)(6)	(k) Net Income ($)(7)	(i) Company-Selected Measure: Relative Total Economic Return (%ile)(8)
2024	5,785,279	—	4,157,254	—	1,562,416	1,044,551	36.62	79.96	298,167,479	47.3%
2023	6,098,678	—	4,969,715	—	2,550,468	2,129,728	37.59	74.52	(106,371,723)	42.8%
2022	4,413,162	—	3,127,319	—	1,954,529	1,496,022	36.68	69.27	220,238,656	68.6%
2021	4,737,627	—	3,930,403	—	2,154,523	1,730,993	47.83	94.05	187,227,532	9.7%
2020	3,001,643	89,173	1,877,296	(551,392)	1,941,787	1,004,471	47.80	81.38	(1,630,135,126)	9.6%

Company Selected Measure Name			relative total economic return (rTER)
Named Executive Officers, Footnote			Mr. Greenberg was appointed as Chief Executive Officer in June 2020. We did not pay cash compensation to our former CEO, Thomas Siering, in 2020 and, accordingly, compensation information for Mr. Siering is limited to “Other Compensation” and equity awards. Individuals comprising the non-principal executive officers (non-PEOs) in columns (d) and (e) are: for 2024, Mr. Dellal, Mr. Letica, Ms. Sandberg, Mr. Rush and, until her departure in August 2024, Ms. Riskey; for 2023 and 2022, Ms. Riskey, Mr. Letica, Ms. Sandberg, and Mr. Rush; and for 2021, Ms. Riskey, Ms. Sandberg and Mr. Rush and, until his departure in June 2021, Matthew Koeppen; and for 2020, Ms. Riskey, Mr. Koeppen and Ms. Sandberg. As noted in the Summary Compensation Table, Mr. Letica was appointed as Chief Investment Officer in 2022, and Mr. Rush was not a named executive officer in 2020.
Peer Group Issuers, Footnote			As permitted by SEC rules, the Peer Group referenced for the purpose of the Peer Group Total Stockholder Return is the FTSE Nareit Mortgage REITs Index.
Adjustment To PEO Compensation, Footnote
Reconciliation of Summary Compensation to Compensation Actually Paid
The following reconciliation tables are included in order to illustrate the calculation of Compensation Actually Paid in the Pay Versus Performance table above on page 50. Specifically, the following reconciliations show the amounts that were deducted from and added to the Summary Compensation Table total compensation shown on page 40 for the current CEO, the prior CEO, and the average of the other non-CEO named executive officers for each of the years reported.

	Year 2024
Reconciliation of Summary Compensation Table Totals to Compensation Actually Paid	Current CEO	Prior CEO	Average for Non-CEO NEOs
Summary Compensation Table Total	$5,785,279	—	$1,562,416
Deduction for amounts reported under the Stock Awards Column in the Summary Compensation Table	$(3,066,561)	—	$(806,981)
Increase for year-end fair value of any awards granted during the year that remain outstanding and unvested as of year-end	$2,183,333	—	$574,555
Increase (decrease) for change in value from prior year-end to current year-end of awards granted in prior years that were outstanding and unvested as of year-end	$(694,525)	—	$(267,825)
Increase (decrease) for change in fair value from prior year-end to vesting date of awards granted in prior years that vested during the year	$(50,272)	—	$(17,614)
Compensation Actually Paid	$4,157,254	—	$1,044,551

	Year 2023
Reconciliation of Summary Compensation Table Totals to Compensation Actually Paid	Current CEO	Prior CEO	Average for Non-CEO NEOs
Summary Compensation Table Total	$6,098,678	—	$2,550,468
Deduction for amounts reported under the Stock Awards Column in the Summary Compensation Table	$(2,313,442)	—	$(915,645)
Increase for year-end fair value of any awards granted during the year that remain outstanding and unvested as of year-end	$1,663,185	—	$658,278
Increase (decrease) for change in value from prior year-end to current year-end of awards granted in prior years that were outstanding and unvested as of year-end	$(456,755)	—	$(151,871)
Increase (decrease) for change in fair value from prior year-end to vesting date of awards granted in prior years that vested during the year	$(21,951)	—	$(11,502)
Compensation Actually Paid	$4,969,715	$—	$2,129,728

	Year 2022
Reconciliation of Summary Compensation Table Totals to Compensation Actually Paid	Current CEO	Prior CEO	Average for Non-CEO NEOs
Summary Compensation Table Total	$4,413,162	—	$1,954,529
Deduction for amounts reported under the Stock Awards Column in the Summary Compensation Table	$(2,051,674)	—	$(855,377)
Increase for year-end fair value of any awards granted during the year that remain outstanding and unvested as of year-end	$1,510,869	—	$635,501
Increase (decrease) for change in value from prior year-end to current year-end of awards granted in prior years that were outstanding and unvested as of year-end	$(683,237)	—	$(213,993)
Increase (decrease) for change in fair value from prior year-end to vesting date of awards granted in prior years that vested during the year	$(61,801)	—	$(24,638)
Compensation Actually Paid	$3,127,319	$—	$1,496,022

	Year 2021
Reconciliation of Summary Compensation Table Totals to Compensation Actually Paid	CEO	Prior CEO	Average for Non-CEO NEOs
Summary Compensation Table Total	$4,737,627	$—	$2,154,523
Deduction for amounts reported under the Stock Awards Column in the Summary Compensation Table	$(2,727,749)	—	$(1,299,042)
Increase for year-end fair value of any awards granted during the year that remain outstanding and unvested as of year-end	$1,980,659	—	$641,121
Increase (decrease) for change in value from prior year-end to current year-end of awards granted in prior years that were outstanding and unvested as of year-end	$(43,562)	$—	$(24,982)
Increase for fair value on vesting date of any awards that were both granted and vested in the same year	$—	—	$250,567
Increase (decrease) for change in fair value from prior year-end to vesting date of awards granted in prior years that vested during the year	$(16,572)	$—	$8,806
Compensation Actually Paid	$3,930,403	—	$1,730,993

Non-PEO NEO Average Total Compensation Amount			$ 1,562,416	$ 2,550,468	$ 1,954,529	$ 2,154,523	$ 1,941,787
Non-PEO NEO Average Compensation Actually Paid Amount			$ 1,044,551	2,129,728	1,496,022	1,730,993	1,004,471
Adjustment to Non-PEO NEO Compensation Footnote
Reconciliation of Summary Compensation to Compensation Actually Paid
The following reconciliation tables are included in order to illustrate the calculation of Compensation Actually Paid in the Pay Versus Performance table above on page 50. Specifically, the following reconciliations show the amounts that were deducted from and added to the Summary Compensation Table total compensation shown on page 40 for the current CEO, the prior CEO, and the average of the other non-CEO named executive officers for each of the years reported.

	Year 2024
Reconciliation of Summary Compensation Table Totals to Compensation Actually Paid	Current CEO	Prior CEO	Average for Non-CEO NEOs
Summary Compensation Table Total	$5,785,279	—	$1,562,416
Deduction for amounts reported under the Stock Awards Column in the Summary Compensation Table	$(3,066,561)	—	$(806,981)
Increase for year-end fair value of any awards granted during the year that remain outstanding and unvested as of year-end	$2,183,333	—	$574,555
Increase (decrease) for change in value from prior year-end to current year-end of awards granted in prior years that were outstanding and unvested as of year-end	$(694,525)	—	$(267,825)
Increase (decrease) for change in fair value from prior year-end to vesting date of awards granted in prior years that vested during the year	$(50,272)	—	$(17,614)
Compensation Actually Paid	$4,157,254	—	$1,044,551

	Year 2023
Reconciliation of Summary Compensation Table Totals to Compensation Actually Paid	Current CEO	Prior CEO	Average for Non-CEO NEOs
Summary Compensation Table Total	$6,098,678	—	$2,550,468
Deduction for amounts reported under the Stock Awards Column in the Summary Compensation Table	$(2,313,442)	—	$(915,645)
Increase for year-end fair value of any awards granted during the year that remain outstanding and unvested as of year-end	$1,663,185	—	$658,278
Increase (decrease) for change in value from prior year-end to current year-end of awards granted in prior years that were outstanding and unvested as of year-end	$(456,755)	—	$(151,871)
Increase (decrease) for change in fair value from prior year-end to vesting date of awards granted in prior years that vested during the year	$(21,951)	—	$(11,502)
Compensation Actually Paid	$4,969,715	$—	$2,129,728

	Year 2022
Reconciliation of Summary Compensation Table Totals to Compensation Actually Paid	Current CEO	Prior CEO	Average for Non-CEO NEOs
Summary Compensation Table Total	$4,413,162	—	$1,954,529
Deduction for amounts reported under the Stock Awards Column in the Summary Compensation Table	$(2,051,674)	—	$(855,377)
Increase for year-end fair value of any awards granted during the year that remain outstanding and unvested as of year-end	$1,510,869	—	$635,501
Increase (decrease) for change in value from prior year-end to current year-end of awards granted in prior years that were outstanding and unvested as of year-end	$(683,237)	—	$(213,993)
Increase (decrease) for change in fair value from prior year-end to vesting date of awards granted in prior years that vested during the year	$(61,801)	—	$(24,638)
Compensation Actually Paid	$3,127,319	$—	$1,496,022

	Year 2021
Reconciliation of Summary Compensation Table Totals to Compensation Actually Paid	CEO	Prior CEO	Average for Non-CEO NEOs
Summary Compensation Table Total	$4,737,627	$—	$2,154,523
Deduction for amounts reported under the Stock Awards Column in the Summary Compensation Table	$(2,727,749)	—	$(1,299,042)
Increase for year-end fair value of any awards granted during the year that remain outstanding and unvested as of year-end	$1,980,659	—	$641,121
Increase (decrease) for change in value from prior year-end to current year-end of awards granted in prior years that were outstanding and unvested as of year-end	$(43,562)	$—	$(24,982)
Increase for fair value on vesting date of any awards that were both granted and vested in the same year	$—	—	$250,567
Increase (decrease) for change in fair value from prior year-end to vesting date of awards granted in prior years that vested during the year	$(16,572)	$—	$8,806
Compensation Actually Paid	$3,930,403	—	$1,730,993

Compensation Actually Paid vs. Total Shareholder Return
Relationship of Total Stockholder Return to Compensation Actually Paid
The following graph illustrates the relationship between our total stockholder return (TSR) and the Compensation Actually Paid to our current CEO, our prior CEO and the average of other non-CEO named executive officers. As shown, Compensation Actually Paid generally aligns with TSR, primarily due to the company’s use of equity awards, which are tied directly to our stock price. For further information about our use of equity awards as a component of compensation is, please refer to “Long-Term Incentive Compensation” on page 32.

Compensation Actually Paid vs. Net Income
Relationship of Net Income to Compensation Actually Paid
The following graph illustrates the relationship between GAAP net income and the compensation actually paid to our current CEO, prior CEO and the average of other non-CEO named executive officers. The majority of our assets are carried at fair value, however, the unrealized gains and losses are included in either net income or accumulated other comprehensive income depending on the asset type. For this reason, net income is an incomplete measure and does not reflect the company’s total return. The Compensation Committee does not use net income as a performance measure in our executive compensation program.

Compensation Actually Paid vs. Company Selected Measure
Relationship of Relative Total Economic Return to Compensation Actually Paid
The following graph illustrates the relationship between relative total economic return (rTER) and the Compensation Actually Paid to our current CEO, prior CEO and the average of other non-CEO named executive officers. We have designated rTER as our company selected measure in the Pay Versus Performance table. We believe this financial measure represents the most important financial performance measure we used in our annual incentive compensation plan to link Compensation Actually Paid to our named executive officers for the 2024 performance year. For information regarding our use of rTER in our annual incentive compensation program, please refer to “Annual Incentive Compensation” on page 29.

Total Shareholder Return Vs Peer Group			The following graph compares our total stockholder return as compared to the FTSE Nareit Mortgage REITs Index for the years reported.
Tabular List, Table

Most Important Performance Measures for 2024
Relative Total Economic Return
Absolute Total Economic Return
Relative 3-Year Total Stockholder Return
Absolute 3-Year Total Stockholder Return
Strategic and Operational Performance Goals and Objectives

Total Shareholder Return Amount			$ 36.62	37.59	36.68	47.83	47.80
Peer Group Total Shareholder Return Amount			79.96	74.52	69.27	94.05	81.38
Net Income (Loss)			$ 298,167,479	$ (106,371,723)	$ 220,238,656	$ 187,227,532	$ (1,630,135,126)
Company Selected Measure Amount			0.473	0.428	0.686	0.097	0.096
PEO Name	Mr. Greenberg	Thomas Siering	Mr. Greenberg	Mr. Greenberg
Additional 402(v) Disclosure	As described in the “Summary Compensation Table” on page 40 and elsewhere in this Proxy Statement, prior to August 15, 2020, we were an externally managed company and did not pay any cash compensation to our named executive officers. Accordingly, cash compensation amounts for fiscal year 2020 reflect amounts paid to our NEOs beginning August 15, 2020. As required by Item 402(v) of Regulation S-K, reconciliation tables illustrating the calculation of Compensation Actually Paid are presented under “Pay Versus Performance Supplemental Information — Reconciliation of Summary Compensation to Compensation Actually Paid” below on page 51.Total Stockholder Return and Peer Group Total Stockholder Return assume $100 invested at December 31, 2020.Represents GAAP Net Income as reported in our Annual Report on Form 10-K for the year ended December 31 for each of the years shown. See also “Pay Versus Performance Supplemental Information — Relationship of Net Income to Compensation Actually Paid” on page 54 below for further information.
Pay Versus Performance Supplemental Information
While the Compensation Committee uses several performance measures to align executive compensation with company performance, including TER and 3-year TSR on absolute and relative bases, not all of those performance measures are presented in the Pay Versus Performance table and, therefore, the company’s
			performance measures may not align with Compensation Actually Paid. As required by Item 402(v) of Regulation S-K, we are providing the following supplemental information to assist with understanding certain information in the Pay Versus Performance table as it relates to Compensation Actually Paid and our executive compensation program.
Measure:: 1
Pay vs Performance Disclosure
Name			Relative Total Economic Return
Non-GAAP Measure Description			We have designated relative total economic return (rTER) as our company selected measure for this table. We believe this additional financial measure represents the most important financial performance measure used by the company in its annual incentive compensation plan to link Compensation Actually Paid to our named executive officers for the 2024 performance year. As used in our annual incentive compensation plan, rTER compares our total economic return for the 12-month performance period ended September 30 to the total economic return of our performance group peers, however, in accordance with Regulation S-K, we have computed rTER for purposes of this table based on the year ended December 31 for each year reported. For further information on our annual cash incentive plan and how we use rTER as a performance metric in our compensation program, please refer to the section titled “Annual Incentive Compensation” above on page 29. The companies included in our performance peer group for 2024 are included in the section titled “Peer and Competitive Market Positioning" above on page 36. AAIC was not included in our peer group for 2024 because AAIC was acquired by EFC in December 2023 and was delisted in connection with such acquisition. For 2023, the performance peer group companies were NLY, AGNC, IVR, PMT, DX, RITM, ARR, ORC, CHMI, AAIC and EARN. For 2022, the performance peer companies were NLY, AGNC, IVR, PMT, DX, RITM, CIM, MITT, ARR, ORC, CHMI, AAIC, EFC, NYMT, RWT, MFA and WMC. For 2021 and 2020, the performance peer companies were NLY, AGNC, IVR, PMT, DX, EARN, RITM, CIM, MITT, ARR, ORC, CHMI, AAIC, EFC, NYMT, RWT, MFA and WMC.
Measure:: 2
Pay vs Performance Disclosure
Name			Absolute Total Economic Return
Measure:: 3
Pay vs Performance Disclosure
Name			Relative 3-Year Total Stockholder Return
Measure:: 4
Pay vs Performance Disclosure
Name			Absolute 3-Year Total Stockholder Return
Measure:: 5
Pay vs Performance Disclosure
Name			Strategic and Operational Performance Goals and Objectives
Greenberg [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 5,785,279	$ 6,098,678	$ 4,413,162	$ 4,737,627	$ 3,001,643
PEO Actually Paid Compensation Amount			4,157,254	4,969,715	3,127,319	3,930,403	1,877,296
Siering [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount							89,173
PEO Actually Paid Compensation Amount							(551,392)
PEO | Greenberg [Member] | Stock Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(3,066,561)	(2,313,442)	(2,051,674)	(2,727,749)	(1,499,987)
PEO | Greenberg [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			2,183,333	1,663,185	1,510,869	1,980,659	627,362
PEO | Greenberg [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(694,525)	(456,755)	(683,237)	(43,562)	(274,643)
PEO | Greenberg [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(50,272)	(21,951)	(61,801)	(16,572)	22,921
PEO | Greenberg [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						0
PEO | Siering [Member] | Stock Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount							0
PEO | Siering [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount							0
PEO | Siering [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount							(714,780)
PEO | Siering [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount							74,215
Non-PEO NEO | Stock Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(806,981)	(915,645)	(855,377)	(1,299,042)	(1,116,653)
Non-PEO NEO | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			574,555	658,278	635,501	641,121	467,040
Non-PEO NEO | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(267,825)	(151,871)	(213,993)	(24,982)	(306,919)
Non-PEO NEO | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ (17,614)	$ (11,502)	$ (24,638)	8,806	$ 19,216
Non-PEO NEO | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						$ 250,567